UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3361

Fidelity Massachusetts Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Massachusetts Municipal Money Market Fund

April 30, 2007

1.800343.103

MFS-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 95.8%
	Principal Amount	Value
Massachusetts - 90.1%
Bedford BAN 4.5% 7/27/07	$ 20,000,000	$ 20,033,031
Boston Participating VRDN:
Series PZ 225, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,185,000	8,185,000
Series PZ 226, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,070,000	6,070,000
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 3.97%, LOC Bank of America NA, VRDN (b)(c)	3,360,000	3,360,000
Boston Wtr. & Swr. Commission Rev. Participating VRDN:
Series MS 00 434, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	5,530,000	5,530,000
Series SG 75, 3.94% (Liquidity Facility Societe Generale) (b)(d)	13,480,000	13,480,000
Dudley Charlton Reg'l. School District Participating VRDN Series PA 521, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,675,000	5,675,000
Haverhill BAN:
4.25% 3/28/08	3,860,000	3,881,969
4.5% 11/9/07	4,169,589	4,186,132
Hull Gen. Oblig. BAN Series A, 4.5% 7/13/07	3,299,379	3,303,442
Massachusetts Participating VRDN:
Series Clipper 06 11, 3.95% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(d)	53,900,000	53,900,000
Series Clipper 07 06, 3.95% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	47,850,000	47,850,000
Series Clipper 07 18, 3.97% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	50,000,000	50,000,000
Massachusetts Bay Trans. Auth. Participating VRDN:
Series EGL 04 24, Class A, 3.98% (Liquidity Facility Citibank NA) (b)(d)	10,070,000	10,070,000
Series EGL 99 2101, 3.98% (Liquidity Facility Citibank NA) (b)(d)	12,600,000	12,600,000
Series LB 06 P51U, 3.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	11,360,000	11,360,000
Series Merlots 00 H, 3.99% (Liquidity Facility Wachovia Bank NA) (b)(d)	24,930,000	24,930,000
Series PA 675, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,670,000	4,670,000
Series PT 3619, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	9,985,000	9,985,000
Series PT 3827, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	5,775,000	5,775,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth. Participating VRDN: - continued
Series Putters 1062, 3.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	$ 12,315,000	$ 12,315,000
Series ROC II R6522, 3.97% (Liquidity Facility Citigroup, Inc.) (b)(d)	10,405,000	10,405,000
Series TOC 04 D, 3.96% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	26,670,000	26,670,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN:
Series Covers 06 02, 3.94% (Liquidity Facility Bank of New York, New York) (b)(d)	10,700,000	10,700,000
Series DB 163, 3.94% (Liquidity Facility Deutsche Bank AG) (b)(d)	5,525,000	5,525,000
Series DB 183, 3.94% (Liquidity Facility Deutsche Bank AG) (b)(d)	8,480,000	8,480,000
Series MACN 05 E, 3.95% (Liquidity Facility Bank of America NA) (b)(d)	7,600,000	7,600,000
Series Merlots 06 B35, 3.99% (Liquidity Facility Wachovia Bank NA) (b)(d)	48,400,000	48,400,000
Series MS 01 723, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	34,210,000	34,210,000
Series MS 1195, 3.96% (Liquidity Facility Morgan Stanley) (b)(d)	9,905,500	9,905,500
Series PT 1580, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,000,000	10,000,000
Series PT 2459, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	37,595,000	37,595,000
Series PT 2581, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	13,605,000	13,605,000
Series PT 2625, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	15,990,000	15,990,000
Series PT 3585, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	25,060,000	25,060,000
Series PT 3603, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	16,390,000	16,390,000
Series Putters 1387, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,590,000	6,590,000
Series Putters 733T, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	10,095,000	10,095,000
Series ROC II R1034, 3.97% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,995,000	7,995,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts College Bldg. Auth. Proj. Rev. Participating VRDN Series Merlots 00 B11, 3.99% (Liquidity Facility Wachovia Bank NA) (b)(d)	$ 8,100,000	$ 8,100,000
Massachusetts Dev. Fin. Agcy. Assisted Living Facility Rev. (Whalers Cove Proj.) Series 2001 A, 3.99%, LOC Wachovia Bank NA, VRDN (b)(c)	3,250,000	3,250,000
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 3.72% tender 7/17/07, CP mode (c)	20,400,000	20,400,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 3.97%, LOC Bank of America NA, VRDN (b)(c)	3,200,000	3,200,000
(Monkiewicz Realty Trust Proj.) 3.97%, LOC Bank of America NA, VRDN (b)(c)	5,060,000	5,060,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apartments Proj.) Series A, 4%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	24,840,000	24,840,000
(Avalon Acton Apartments Proj.) 3.95%, LOC Fannie Mae, VRDN (b)(c)	20,000,000	20,000,000
(Casco Crossing Proj.) 4.01%, LOC Fannie Mae, VRDN (b)(c)	13,000,000	13,000,000
(Georgetown Village Apts. Proj.) 4.01%, LOC Fannie Mae, VRDN (b)(c)	9,750,000	9,750,000
(Salem Heights Apts. Proj.) Series A, 3.92%, LOC Fed. Home Ln. Bank of Boston, VRDN (b)(c)	17,000,000	17,000,000
Series A, 4.03%, LOC Bayerische Landesbank (UNGTD), VRDN (b)(c)	23,000,000	23,000,000
Massachusetts Dev. Fin. Agcy. Resource Recovery Rev. (Waste Mgmt., Inc. Proj.) Series 1999, 4.01%, LOC SunTrust Banks, Inc., VRDN (b)(c)	4,500,000	4,500,000
Massachusetts Dev. Fin. Agcy. Rev.:
Participating VRDN:
Series EGL 7053024 Class A, 3.97% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	20,835,000	20,835,000
Series LB 05 K10, 3.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	3,500,000	3,500,000
Series MACN 05 J, 3.95% (Liquidity Facility Bank of America NA) (b)(d)	17,195,000	17,195,000
Series MACN 06 P, 3.96% (Liquidity Facility Bank of America NA) (b)(d)	8,760,000	8,760,000
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 3.97%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	6,705,000	6,705,000
(Beaver Country Day School Proj.) 3.92%, LOC Allied Irish Banks PLC, VRDN (b)	7,700,000	7,700,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Boston Renaissance Charter School Proj.) 3.92%, LOC Bank of America NA, VRDN (b)	$ 13,090,000	$ 13,090,000
(Brooksby Village, Inc. Proj.) 3.95%, LOC LaSalle Bank NA, VRDN (b)	15,000,000	15,000,000
(Dean College Issue Prog.) 3.92%, LOC Citizens Bank of Massachusetts, VRDN (b)	3,910,000	3,910,000
(Eaglebrook School Proj.) 3.92%, LOC Bank of America NA, VRDN (b)	3,775,000	3,775,000
(Edgewood Retirement Proj.) Series A, 4.02%, LOC Lloyds TSB Bank PLC, VRDN (b)	10,745,000	10,745,000
(Judge Rotenburg Ctr. Proj.) 3.92%, LOC Bank of America NA, VRDN (b)	180,000	180,000
(Neighborhood House Charter Proj.) Series A, 3.92%, LOC Bank of America NA, VRDN (b)	7,100,000	7,100,000
(Newton Country Day School Proj.):
3.92%, LOC Bank of America NA, VRDN (b)	7,535,000	7,535,000
3.92%, LOC Bank of America NA, VRDN (b)	10,280,000	10,280,000
(Seashore Point - Deaconess, Inc. Proj.) 3.97%, LOC Banco Santander Central Hispano SA, VRDN (b)	5,000,000	5,000,000
(Sherburne Commons, Inc. Proj.) 3.97%, LOC Comerica Bank, Detroit, VRDN (b)	24,100,000	24,100,000
(The May Institute, Inc. Proj.) Series H, 3.92%, LOC Banco Santander Central Hispano SA, VRDN (b)	6,500,000	6,500,000
(The Rivers School Proj.) 3.93%, LOC Citizens Bank of Massachusetts, VRDN (b)	7,000,000	7,000,000
(Third Sector New England, Inc. Proj.) Series A, 3.92%, LOC Bank of America NA, VRDN (b)	17,600,000	17,600,000
(WGBH Edl. Foundation Proj.):
Series 2005 A, 3.93% (AMBAC Insured), VRDN (b)	15,910,000	15,910,000
Series 2006 A, 3.93% (AMBAC Insured), VRDN (b)	45,425,000	45,425,000
Series B, 3.93% (AMBAC Insured), VRDN (b)	28,300,000	28,300,000
(YMCA of Greater Boston Proj.):
Series A, 3.93%, LOC Citizens Bank of Massachusetts, VRDN (b)	25,680,000	25,680,000
Series B, 3.93%, LOC Citizens Bank of Massachusetts, VRDN (b)	5,000,000	5,000,000
3.92%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	9,000,000	9,000,000
3.96%, LOC KeyBank NA, VRDN (b)	19,000,000	19,000,000
Massachusetts Dev. Fin. Agcy. Sr. Living Facility Rev. (New England Deaconess Assoc. Proj.) 3.95%, LOC Lloyds TSB Bank PLC, VRDN (b)	18,750,000	18,750,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series MS 06 1669, 3.98% (Liquidity Facility Morgan Stanley) (b)(c)(d)	$ 3,875,000	$ 3,875,000
Massachusetts Fed. Hwy. Participating VRDN Series PT 393, 3.94% (Liquidity Facility BNP Paribas SA) (b)(d)	8,010,000	8,010,000
Massachusetts Gen. Oblig.:
Bonds Series PT 2289, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (b)(d)(e)	11,180,000	11,180,000
Participating VRDN:
Series AAB 00 18, 3.96% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	14,740,000	14,740,000
Series AAB 02 18, 3.96% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	14,375,000	14,375,000
Series BA 01 O, 3.96% (Liquidity Facility Bank of America NA) (b)(d)	2,785,000	2,785,000
Series BA 02 C, 3.96% (Liquidity Facility Bank of America NA) (b)(d)	3,490,000	3,490,000
Series EGL 00 2102, 3.98% (Liquidity Facility Citibank NA) (b)(d)	7,400,000	7,400,000
Series EGL 01 2104, 3.98% (Liquidity Facility Citibank NA) (b)(d)	16,100,000	16,100,000
Series EGL 01 2105, 3.97% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	14,585,000	14,585,000
Series EGL 02 6008 Class A, 3.98% (Liquidity Facility Citibank NA) (b)(d)	7,860,000	7,860,000
Series IXIS 04 9, 3.96% (Liquidity Facility CDC Fin. CDC IXIS) (b)(d)	22,620,000	22,620,000
Series LB 05 P1U, 3.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	18,170,000	18,170,000
Series LB 06 K16, 3.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	5,825,000	5,825,000
Series MACN 05 C, 3.96% (Liquidity Facility Bank of America NA) (b)(d)	3,950,000	3,950,000
Series Merlots 04 B12, 3.99% (Liquidity Facility Wachovia Bank NA) (b)(d)	10,590,000	10,590,000
Series Merlots 06 B30, 3.99% (Liquidity Facility Wachovia Bank NA) (b)(d)	25,555,000	25,555,000
Series Merlots 06 B8, 3.99% (Liquidity Facility Wachovia Bank NA) (b)(d)	29,930,000	29,930,000
Series MS 01 535, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	19,897,000	19,897,000
Series MS 01 785 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	8,795,000	8,795,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series MS 06 1496, 3.95% (Liquidity Facility Rabobank Nederland Coop. Central) (b)(d)	$ 5,116,000	$ 5,116,000
Series MS 1015, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	7,056,000	7,056,000
Series MS 1186, 3.95% (Liquidity Facility Rabobank Nederland Coop. Central) (b)(d)	16,230,000	16,230,000
Series MS 1279, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	5,144,000	5,144,000
Series MSTC 06 7011 Class A, 3.94% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	5,000,000	5,000,000
Series MT 127, 3.94% (Liquidity Facility BNP Paribas SA) (b)(d)	5,495,000	5,495,000
Series PA 1059, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,900,000	4,900,000
Series PA 945R, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,995,000	4,995,000
Series PA 993R, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,505,000	3,505,000
Series PT 1390, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,080,000	10,080,000
Series PT 1609, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,015,000	10,015,000
Series PT 1611, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	15,625,000	15,625,000
Series PT 1618, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,020,000	8,020,000
Series PT 1802, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,945,000	4,945,000
Series PT 2008, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,965,000	10,965,000
Series PT 2015, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,065,000	11,065,000
Series PT 2118, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,400,000	10,400,000
Series PT 2252, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	11,320,000	11,320,000
Series PT 2421, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	26,305,000	26,305,000
Series PT 2426, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	21,695,000	21,695,000
Series PT 2427, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	6,765,000	6,765,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series PT 2618, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 5,980,000	$ 5,980,000
Series PT 3202, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	19,860,000	19,860,000
Series PT 3222, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,850,000	2,850,000
Series PT 3381, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,330,000	9,330,000
Series PT 3423, 3.94% (Liquidity Facility DEPFA BANK PLC) (b)(d)	36,960,000	36,960,000
Series PT 3613, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	24,335,000	24,335,000
Series PT 3650, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	32,345,000	32,345,000
Series PT 3651, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	118,185,000	118,185,000
Series PT 3673, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	20,400,000	20,400,000
Series PT 3742, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	6,390,000	6,390,000
Series PT 3745, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	40,650,000	40,650,000
Series PT 3841, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,295,000	11,295,000
Series PT 921, 3.94% (Liquidity Facility BNP Paribas SA) (b)(d)	18,700,000	18,700,000
Series PT 983, 3.94% (Liquidity Facility DEPFA BANK PLC) (b)(d)	25,800,000	25,800,000
Series Putter 1457, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	8,640,000	8,640,000
Series Putters 300, 3.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	24,105,000	24,105,000
Series Putters 301, 3.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	19,310,000	19,310,000
Series Putters 317, 3.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	13,090,000	13,090,000
Series Putters 340, 3.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	6,365,000	6,365,000
Series Putters 343, 3.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	7,775,000	7,775,000
Series Putters 402, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	29,780,000	29,780,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series Putters 571, 3.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	$ 5,125,000	$ 5,125,000
Series Putters 794, 3.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,410,000	5,410,000
Series ROC II 4526, 3.97% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,105,000	5,105,000
Series ROC II R191, 3.97% (Liquidity Facility Citibank NA) (b)(d)	5,995,000	5,995,000
Series ROC II R2042, 3.97% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,105,000	5,105,000
Series ROC II R6050, 3.97% (Liquidity Facility Citigroup, Inc.) (b)(d)	14,505,000	14,505,000
Series ROC II RR 587, 3.97% (Liquidity Facility Citibank NA) (b)(d)	4,985,000	4,985,000
Series 2005 A, 3.97% (Liquidity Facility Citibank NA), VRDN (b)	30,700,000	30,700,000
Series D, 3.8% 5/1/07 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	50,000,000	50,000,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series 01 834, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	26,435,000	26,435,000
Series BA 02 D, 3.96% (Liquidity Facility Bank of America NA) (b)(d)	10,505,000	10,505,000
Series Clipper 07 08, 3.95% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	11,250,000	11,250,000
Series EGL 04 13 Class A, 3.98% (Liquidity Facility Citibank NA) (b)(d)	9,100,000	9,100,000
Series EGL 7050044 Class A, 3.98% (Liquidity Facility Citibank NA) (b)(d)	11,325,000	11,325,000
Series LB 05 F5, 4.03% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	6,135,000	6,135,000
Series Merlots 00 T, 3.99% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,955,000	3,955,000
Series Merlots 00 WW, 3.99% (Liquidity Facility Wachovia Bank NA) (b)(d)	27,895,000	27,895,000
Series Merlots 97 Y, 3.99% (Liquidity Facility Wachovia Bank NA) (b)(d)	6,500,000	6,500,000
Series MS 01 587, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	11,610,500	11,610,500
Series MS 1123, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	15,705,500	15,705,500
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series PA 1385, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 2,615,000	$ 2,615,000
Series PA 595R, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,155,000	4,155,000
Series PA 973R, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,195,000	9,195,000
Series PT 2256, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,340,000	9,340,000
Series PT 2872, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,735,000	4,735,000
Series PT 3808, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,645,000	9,645,000
Series PT 4068, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,555,000	11,555,000
Series PT 904, 3.94% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	26,510,000	26,510,000
Series ROC II R 898 CE, 3.97% (Liquidity Facility Citibank NA) (b)(d)	5,600,000	5,600,000
Series ROC II R294, 3.97% (Liquidity Facility Citibank NA) (b)(d)	4,995,000	4,995,000
Series SGB 42, 3.96% (Liquidity Facility Societe Generale) (b)(d)	27,080,000	27,080,000
Series Solar 07 001, 3.94% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	11,800,000	11,800,000
Series Solar 07 10, 3.94% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	13,800,000	13,800,000
(Partners HealthCare Sys., Inc. Proj.) Series P1, 3.92% (FSA Insured), VRDN (b)	21,610,000	21,610,000
(Winchester Hosp. Proj.):
Series F, 3.93%, LOC Bank of America NA, VRDN (b)	15,170,000	15,170,000
Series G, 3.93%, LOC Bank of America NA, VRDN (b)	4,885,000	4,885,000
3.65% 7/12/07, CP	45,500,000	45,500,000
3.73% 9/12/07, CP	14,600,000	14,600,000
Massachusetts Hsg. Fin. Agcy.:
Multi Family Dev. Rev. (Princeton Crossing LP Proj.) Series 1996, 3.99%, LOC Fannie Mae, VRDN (b)(c)	18,900,000	18,900,000
Rent Hsg. Mtg. Rev. Series A, 3.94% (FSA Insured), VRDN (b)(c)	7,900,000	7,900,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Bonds Series S, 4% 12/1/07 (c)	3,500,000	3,509,373
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.: - continued
Participating VRDN:
Series Floaters 06 0101, 3.96% (Liquidity Facility Bank of New York, New York) (b)(c)(d)	$ 3,380,000	$ 3,380,000
Series LB 05 L27, 4.06% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	14,430,000	14,430,000
Series Merlots H, 3.99% (Liquidity Facility Wachovia Bank NA) (b)(d)	19,000,000	19,000,000
Series ROC II R421, 4% (Liquidity Facility Citibank NA) (b)(c)(d)	4,600,000	4,600,000
Series A, 3.99%, LOC Lloyds TSB Bank PLC, VRDN (b)(c)	29,290,000	29,290,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 3.97%, LOC Bank of America NA, VRDN (b)(c)	1,800,000	1,800,000
(Abbott Box Co. Proj.) Series 1997, 3.97%, LOC Bank of America NA, VRDN (b)(c)	2,115,000	2,115,000
(Barbour Corp. Proj.) Series 1998, 3.97%, LOC Bank of America NA, VRDN (b)(c)	3,790,000	3,790,000
(BBB Esq. LLC Proj.) Series 1996, 3.97%, LOC Bank of America NA, VRDN (b)(c)	1,300,000	1,300,000
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 3.97%, LOC Wells Fargo Bank NA, VRDN (b)(c)	1,750,000	1,750,000
(Brady Enterprises Proj.) Series 1996, 3.97%, LOC Bank of America NA, VRDN (b)(c)	2,050,000	2,050,000
(Decas Cranberry Proj.) Series 1997, 3.97%, LOC Bank of America NA, VRDN (b)(c)	4,125,000	4,125,000
(Interpolymer Corp. Proj.) Series 1992, 3.97%, LOC Bank of America NA, VRDN (b)(c)	1,400,000	1,400,000
(Riverdale Mills Corp. Proj.) Series 1995, 3.97%, LOC Bank of America NA, VRDN (b)(c)	2,300,000	2,300,000
(United Plastics Proj.) Series 1997, 3.97%, LOC Wells Fargo Bank NA, VRDN (b)(c)	2,320,000	2,320,000
Massachusetts Indl. Fin. Agcy. Rev.:
(Cap. Appreciation) (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/07	19,000,000	18,831,587
(Goddard House Proj.) 3.99%, LOC Bank of America NA, VRDN (b)	9,700,000	9,700,000
(Heritage at Dartmouth Proj.) Series 1996, 3.97%, LOC Bank of America NA, VRDN (b)(c)	4,475,000	4,475,000
(Mary Ann Morse Nursing Home Proj.):
Series 1994 A, 3.94%, LOC Bank of America NA, VRDN (b)	4,400,000	4,400,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Rev.: - continued
(Mary Ann Morse Nursing Home Proj.):
Series 1994 B, 3.94%, LOC Bank of America NA, VRDN (b)	$ 5,400,000	$ 5,400,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 3.92%, LOC Bank of America NA, VRDN (b)	2,765,000	2,765,000
(Youville Place Proj.) Series 1996, 4% (AMBAC Insured), VRDN (b)	4,500,000	4,500,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Participating VRDN Series MS 01 674, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	23,960,000	23,960,000
Massachusetts Port Auth. Rev. Participating VRDN Series Solar 06 108, 3.94% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	14,700,000	14,700,000
Massachusetts Port Auth. Rev. Spl. Facilities:
Participating VRDN:
Series Merlots 00 Q, 4.14% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	21,345,000	21,345,000
Series PA 592, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	4,850,000	4,850,000
Series PA 600R, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	4,850,000	4,850,000
Series PT 895, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	5,930,000	5,930,000
Series Putters 892, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,155,000	5,155,000
Series ROC II R2031, 3.97% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,285,000	7,285,000
Series SGA 64, 4% (Liquidity Facility Societe Generale) (b)(c)(d)	8,705,000	8,705,000
Series 2003 B, 4.1% 5/1/07, LOC WestLB AG, CP (c)	34,050,000	34,050,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 3.99%, LOC Royal Bank of Scotland PLC, VRDN (b)(c)	37,100,000	37,100,000
Massachusetts School Bldg. Auth. Participating VRDN Series BS 313, 3.97% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	10,720,000	10,720,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 06 55 Class A, 3.98% (Liquidity Facility Citibank NA) (b)(d)	6,800,000	6,800,000
Series EGL 06 92 Class A, 3.98% (Liquidity Facility Citibank NA) (b)(d)	13,305,000	13,305,000
Series EGL 07 0031, 3.96% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	58,600,000	58,600,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN: - continued
Series EGL 07 0032, 3.96% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	$ 69,300,000	$ 69,300,000
Series MS 06 1710, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	6,700,000	6,700,000
Series PT 3105, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	14,490,000	14,490,000
Series PT 3399, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	32,150,000	32,150,000
Series Putter 1712 T, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	10,430,000	10,430,000
Series Putters 1052Z, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	8,850,000	8,850,000
Series Putters 1185, 3.97% (Liquidity Facility Deutsche Postbank AG) (b)(d)	10,160,000	10,160,000
Series Putters 1376, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	9,795,000	9,795,000
Series Putters 1377 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	68,055,000	68,055,000
Series Putters 1744, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	18,440,000	18,440,000
Series ROC II R 613, 3.97% (Liquidity Facility Citibank NA) (b)(d)	7,610,000	7,610,000
Series ROC II R414, 3.97% (Liquidity Facility Citibank NA) (b)(d)	23,870,000	23,870,000
Series Solar 05 03, 3.94% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	39,535,000	39,535,000
Massachusetts Spl. Dedicated Tax Rev. Participating VRDN Series LB 07 P18, 3.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	37,825,000	37,825,000
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
Bonds Series PT 3058, 3.71%, tender 10/4/07 (Liquidity Facility Dexia Cr. Local de France) (b)(d)(e)	59,490,000	59,490,000
Participating VRDN:
Series EGL 04 25 Class A, 3.98% (Liquidity Facility Citibank NA) (b)(d)	6,015,000	6,015,000
Series MACN 05 K, 3.95% (Liquidity Facility Bank of America NA) (b)(d)	22,700,000	22,700,000
Series Merlots 05 A14, 3.99% (Liquidity Facility Wachovia Bank NA) (b)(d)	17,475,000	17,475,000
Series Merlots B19, 3.99% (Liquidity Facility Wachovia Bank NA) (b)(d)	19,825,000	19,825,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Spl. Oblig. Dedicated Tax Rev.: - continued
Participating VRDN:
Series PT 3511, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	$ 37,300,000	$ 37,300,000
Series PT 3573, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,435,000	5,435,000
Series PT 3612, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	11,610,000	11,610,000
Massachusetts Spl. Oblig. Rev. Participating VRDN:
Series MSTC 7002, 3.94% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	4,995,000	4,995,000
Series PT 1427, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,010,000	10,010,000
Series PT 2484, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	16,000,000	16,000,000
Massachusetts State Participating VRDN:
Series LB 07 P28, 4.01% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	16,075,000	16,075,000
Series PT 3989, 3.94% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(d)	22,925,000	22,925,000
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Participating VRDN:
Series MS 00 489, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	11,860,000	11,860,000
Series PA 672, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,840,000	6,840,000
Series PT 135, 3.94% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	14,485,000	14,485,000
Series ROC II R 536, 3.97% (Liquidity Facility Citibank NA) (b)(d)	6,505,000	6,505,000
Series SG 124, 3.94% (Liquidity Facility Societe Generale) (b)(d)	21,505,000	21,505,000
Massachusetts Tpk. Auth. Tpk. Rev. Participating VRDN Series Putters 140, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	9,405,000	9,405,000
Massachusetts Wtr. Auth. Participating VRDN Series LB 07 KL3, 3.98% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(d)	23,000,000	23,000,000
Massachusetts Wtr. Poll. Abatement Trust:
Bonds Series PT 2365, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (b)(d)(e)	21,165,000	21,165,000
Participating VRDN:
Series Clipper 05 36, 3.95% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	11,835,000	11,835,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust: - continued
Participating VRDN:
Series MSTC 7030, 3.94% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	$ 7,500,000	$ 7,500,000
Series MSTC 7034, 3.94% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	8,665,000	8,665,000
Series PT 1990, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,195,000	5,195,000
Series PT 2368, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	7,770,000	7,770,000
Series Putters 577, 3.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	10,355,000	10,355,000
Series Putters 578, 3.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	17,845,000	17,845,000
Series PZ 155, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,020,000	10,020,000
Series ROC II R1027, 3.97% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,855,000	7,855,000
Series ROC II R1036, 3.97% (Liquidity Facility Citigroup, Inc.) (b)(d)	10,100,000	10,100,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN Series Merlots 99 N, 3.99% (Liquidity Facility Wachovia Bank NA) (b)(d)	24,200,000	24,200,000
Massachusetts Wtr. Resource Auth. Participating VRDN Series Solar 06 86, 3.94% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	6,760,000	6,760,000
Massachusetts Wtr. Resources Auth.:
Participating VRDN:
Series 06 97 Class A, 3.97% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	11,645,000	11,645,000
Series AAB 05 10, 3.98% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	16,995,000	16,995,000
Series EGL 00 2103, 3.98% (Liquidity Facility Citibank NA) (b)(d)	5,600,000	5,600,000
Series EGL 02 2101, 3.98% (Liquidity Facility Citibank NA) (b)(d)	14,660,000	14,660,000
Series EGL 06 68 Class A, 3.98% (Liquidity Facility Citibank NA) (b)(d)	7,400,000	7,400,000
Series EGL 7050011 Class A, 3.98% (Liquidity Facility Citibank NA) (b)(d)	10,990,000	10,990,000
Series EGL 7050015 Class A, 3.97% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	26,660,000	26,660,000
Series Merlots 06 A1, 3.99% (Liquidity Facility Wachovia Bank NA) (b)(d)	10,015,000	10,015,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth.: - continued
Participating VRDN:
Series MS 1080, 3.95% (Liquidity Facility Morgan Stanley) (b)(d)	$ 5,770,000	$ 5,770,000
Series MSTC 5028, 3.94% (Liquidity Facility Branch Banking & Trust Co.) (b)(d)	7,320,000	7,320,000
Series MSTC 7039, 3.94% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	14,600,000	14,600,000
Series PA 637, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,625,000	4,625,000
Series PT 1382, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,525,000	6,525,000
Series PT 2175, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,540,000	8,540,000
Series PT 3855, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	82,810,000	82,810,000
Series Putters 826, 3.95% (Liquidity Facility Dresdner Bank AG) (b)(d)	12,535,000	12,535,000
Series ROC II R 762, 3.97% (Liquidity Facility Citibank NA) (b)(d)	10,720,000	10,720,000
Stars 07 05, 3.96% (Liquidity Facility BNP Paribas SA) (b)(d)	28,845,000	28,845,000
Series 1998 D, 3.92% (FGIC Insured), VRDN (b)	14,915,000	14,915,000
3.7% 8/8/07, LOC Bayerische Landesbank Girozentrale, CP	7,000,000	7,000,000
Middleborough Gen. Oblig. BAN Series A, 4% 9/28/07	83,674	83,813
New Bedford Gen. Oblig. BAN Series 2007 B, 4.25% 2/15/08	9,258,000	9,300,559
Pittsfield Gen. Oblig. BAN 4% 3/14/08	7,606,000	7,627,073
Route 3 North Trans. Impt. Assoc. Lease Rev. Participating VRDN:
Series AAB 00 14, 3.96% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	19,900,000	19,900,000
Series EGL 01 2101, 3.98% (Liquidity Facility Citibank NA) (b)(d)	7,600,000	7,600,000
Series ROC II R26, 3.97% (Liquidity Facility Citibank NA) (b)(d)	11,285,000	11,285,000
Silver Lake Reg'l. School District BAN 4.25% 7/10/07	9,695,000	9,702,271
Springfield Pub. Util. Rev. Participating VRDN Series AAB 00 2, 3.96% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	15,360,000	15,360,000
Univ. of Massachusetts Bldg. Auth. Rev.:
Participating VRDN:
Series ROC II 4044, 3.97% (Liquidity Facility Citigroup, Inc.) (b)(d)	9,475,000	9,475,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Univ. of Massachusetts Bldg. Auth. Rev.: - continued
Participating VRDN:
Series ROC II R 4522, 3.97% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 8,600,000	$ 8,600,000
Series ROC II R4555, 3.97% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,935,000	5,935,000
Series 1, 3.97% (AMBAC Insured), VRDN (b)	123,190,000	123,189,999
		4,402,248,749
Puerto Rico - 5.7%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series Floater 53G, 3.95% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	8,500,000	8,500,000
Series Merlots 01 A107, 3.97% (Liquidity Facility Bank of New York, New York) (b)(d)	18,860,000	18,860,000
Series MT 218, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	19,440,000	19,440,000
Series MT 251, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	17,675,000	17,675,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series GS 07 36, 3.97% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	14,405,000	14,405,000
Series MACN 05 N, 3.93% (Liquidity Facility Bank of America NA) (b)(d)	39,435,000	39,435,000
Series MACN 06 H, 3.93% (Liquidity Facility Bank of America NA) (b)(d)	23,945,000	23,945,000
Series MACN 06 R, 3.93% (Liquidity Facility Bank of America NA) (b)(d)	7,395,000	7,395,000
Series ROC II R 790, 3.95% (Liquidity Facility Citibank NA) (b)(d)	55,385,000	55,385,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series EGL 01 5101 Class A, 3.96% (Liquidity Facility Citibank NA) (b)(d)	9,725,000	9,725,000
Puerto Rico Govt. Dev. Bank Participating VRDN:
Series MT 254, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	26,720,000	26,720,000
Series MT 255, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	10,750,000	10,750,000
Puerto Rico Muni. Fin. Agcy. Participating VRDN Series PA 645, 3.91% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,860,000	3,860,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Pub. Fin. Corp. Commonwealth Appropriation Participating VRDN:
Series MT 195, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 9,165,000	$ 9,165,000
Series MT 206, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,895,000	9,895,000
		275,155,000
TOTAL INVESTMENT PORTFOLIO - 95.8% (Cost $4,677,403,749)		4,677,403,749
NET OTHER ASSETS - 4.2%		207,384,695
NET ASSETS - 100%		$ 4,884,788,444
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,900,000 or 1.1% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $91,835,000 or 1.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Gen. Oblig. Bonds Series PT 2289, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	7/22/04	$ 11,180,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series PT 3058, 3.71%, tender 10/4/07 (Liquidity Facility Dexia Cr. Local de France)	7/28/05	$ 59,490,000
Massachusetts Wtr. Poll. Abatement Trust Bonds Series PT 2365, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	9/9/04	$ 21,165,000
Income Tax Information
At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $4,677,403,749.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Massachusetts
Municipal Income Fund

April 30, 2007

1.800349.103

MFL-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.2%
	Principal Amount	Value
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	$ 2,115,000	$ 2,266,751
Massachusetts - 94.9%
Ashland Gen. Oblig. 5.25% 5/15/19 (AMBAC Insured)	1,300,000	1,420,965
Auburn Gen. Oblig. 5.125% 6/1/23 (AMBAC Insured)	1,305,000	1,396,337
Boston Gen. Oblig. Series A, 5% 1/1/17	1,005,000	1,081,692
Boston Spl. Oblig. (Boston City Hosp. Issue Proj.):
5% 8/1/16 (MBIA Insured)	9,705,000	10,192,288
5% 8/1/17 (MBIA Insured)	7,990,000	8,379,592
5% 8/1/18 (MBIA Insured)	6,200,000	6,520,292
Boston Wtr. & Swr. Commission Rev.:
Sr. Series A:
5.25% 11/1/19	10,325,000	11,446,502
5.75% 11/1/13	1,975,000	2,097,312
Sr. Series C, 5.2% 11/1/21 (FGIC Insured)	2,045,000	2,102,833
Bridgewater-Raynham Reg'l. School District:
5% 6/15/18 (FSA Insured)	1,475,000	1,570,123
5% 6/15/19 (FSA Insured)	1,535,000	1,634,729
Brockton Gen. Oblig. 5.1% 4/1/12 (MBIA Insured)	1,550,000	1,584,488
Brookline Gen. Oblig. 5.75% 4/1/15	1,045,000	1,112,664
Dracut Gen. Oblig.:
5% 5/15/16 (AMBAC Insured)	1,400,000	1,496,264
5% 5/15/19 (AMBAC Insured)	1,000,000	1,072,110
Foxborough Stadium Infrastructure Impt.:
5.75% 6/1/25	11,695,000	12,427,224
6% 6/1/15	2,545,000	2,731,828
6% 6/1/16	3,015,000	3,234,522
6% 6/1/17	3,195,000	3,425,679
6% 6/1/18	3,390,000	3,633,741
6% 6/1/19	3,590,000	3,847,044
6% 6/1/20	3,785,000	4,054,871
Freetown Lakeville Reg'l. School District 5% 1/1/21 (MBIA Insured)	2,265,000	2,419,269
Hopedale Gen. Oblig. 5% 11/15/19 (AMBAC Insured)	1,000,000	1,081,390
Littleton Gen. Oblig. 5% 1/15/19 (FGIC Insured)	1,380,000	1,470,832
Lowell Gen. Oblig.:
5% 12/15/17 (MBIA Insured)	1,410,000	1,526,819
5% 12/15/19 (MBIA Insured)	1,310,000	1,408,591
Lynn Gen. Oblig.:
5.375% 8/15/14 (FGIC Insured)	2,120,000	2,274,845
5.375% 8/15/15 (FGIC Insured)	2,235,000	2,396,412
5.375% 8/15/16 (FGIC Insured)	2,345,000	2,513,394
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Lynn Wtr. & Swr. Commission Gen. Rev. Series A:
5% 6/1/18 (MBIA Insured)	$ 2,055,000	$ 2,202,919
5% 6/1/19 (MBIA Insured)	1,560,000	1,667,843
5% 12/1/32 (MBIA Insured)	2,000,000	2,089,900
Marblehead Gen. Oblig.:
5% 8/15/19	1,510,000	1,615,338
5% 8/15/20	1,465,000	1,569,118
Martha's Vineyard Land Bank Rev.:
5% 5/1/18 (AMBAC Insured)	2,070,000	2,248,041
5% 5/1/34 (AMBAC Insured)	1,000,000	1,047,430
Massachusetts Bay Trans. Auth.:
Series 1991 A, 7% 3/1/21 (FGIC Insured)	3,000,000	3,685,530
Series 2000 A, 5.25% 7/1/30	17,665,000	18,409,580
Series A:
5% 7/1/31 (Pre-Refunded to 7/1/15 @ 100) (c)	10,000,000	10,856,700
5.5% 3/1/12	4,350,000	4,563,977
5.75% 7/1/15	85,000	90,253
5.75% 7/1/18	330,000	349,889
7% 3/1/21	1,500,000	1,836,195
Series B, 6.2% 3/1/16	27,525,000	31,213,625
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Sr. Series A, 5.25% 7/1/32	7,745,000	8,947,489
Sr. Series B, 5.5% 7/1/29 (MBIA Insured)	4,000,000	4,751,440
Sr. Series C:
5.25% 7/1/19	4,430,000	4,963,461
5.25% 7/1/21	4,000,000	4,508,600
5.25% 7/1/23	3,950,000	4,477,681
Massachusetts College Bldg. Auth. Proj. Rev.:
Series A:
0% 5/1/22 (Escrowed to Maturity) (c)	2,250,000	1,197,630
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	2,403,424
5% 5/1/18 (MBIA Insured)	2,270,000	2,414,417
5% 5/1/31 (AMBAC Insured)	5,000,000	5,285,550
5% 5/1/43 (MBIA Insured)	11,410,000	11,846,090
5.25% 5/1/14 (XL Cap. Assurance, Inc. Insured)	2,075,000	2,228,031
5.25% 5/1/15 (XL Cap. Assurance, Inc. Insured)	2,030,000	2,181,966
5.25% 5/1/16 (XL Cap. Assurance, Inc. Insured)	1,295,000	1,391,944
5.25% 5/1/19 (XL Cap. Assurance, Inc. Insured)	2,680,000	2,873,201
5.25% 5/1/21 (XL Cap. Assurance, Inc. Insured)	1,965,000	2,099,092
5.25% 5/1/23 (XL Cap. Assurance, Inc. Insured)	2,665,000	2,833,695
Series B:
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,233,485
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts College Bldg. Auth. Proj. Rev.: - continued
Series B:
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	$ 1,825,000	$ 2,071,412
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev.:
5% 1/1/14	1,500,000	1,589,580
5% 1/1/17	1,250,000	1,338,938
5% 1/1/19	2,000,000	2,127,520
5% 1/1/20	3,000,000	3,186,360
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series T1, 5% 10/1/39 (AMBAC Insured)	10,000,000	10,518,200
(Mount Holyoke College Proj.):
5.125% 7/1/21	5,715,000	5,983,434
5.25% 7/1/31	11,785,000	12,376,136
5.5% 7/1/14	750,000	800,093
5.5% 7/1/15	910,000	970,060
5.5% 7/1/16	590,000	628,704
(Regis College Proj.):
5.25% 10/1/18	2,240,000	2,248,198
5.5% 10/1/28	5,660,000	5,680,602
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (a)(b)	10,250,000	10,871,868
Massachusetts Edl. Fing. Auth. Rev.:
Series A:
Issue E:
4.4% 7/1/07 (AMBAC Insured) (b)	2,410,000	2,408,723
4.55% 7/1/09 (AMBAC Insured) (b)	765,000	764,801
4.65% 7/1/10 (AMBAC Insured) (b)	1,825,000	1,831,807
4.75% 7/1/11 (AMBAC Insured) (b)	3,140,000	3,156,579
4.8% 7/1/12 (AMBAC Insured) (b)	815,000	823,395
4.95% 7/1/14 (AMBAC Insured) (b)	1,535,000	1,563,689
5% 7/1/15 (AMBAC Insured) (b)	725,000	739,768
Issue G, 5% 12/1/11 (MBIA Insured) (b)	1,485,000	1,497,756
Series B Issue E, 5.75% 7/1/07 (AMBAC Insured) (b)	970,000	969,981
Series C Issue G:
4.7% 12/1/09 (MBIA Insured) (b)	1,305,000	1,305,574
4.9% 12/1/11 (AMBAC Insured) (b)	1,870,000	1,887,503
Massachusetts Fed. Hwy.:
Series 1998 A:
0% 6/15/15	1,455,000	1,044,981
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Fed. Hwy.: - continued
Series 1998 A:
5.25% 12/15/11 (Pre-Refunded to 12/15/08 @ 101) (c)	$ 3,050,000	$ 3,151,169
5.25% 6/15/12 (Pre-Refunded to 12/15/08 @ 101) (c)	7,320,000	7,562,804
5.5% 6/15/14 (Pre-Refunded to 12/15/08 @ 101) (c)	8,310,000	8,617,969
Series 1998 B, 5.125% 6/15/15 (MBIA Insured) (Pre-Refunded to 12/15/08 @ 101) (c)	5,820,000	6,001,759
Series 2000 A:
5.75% 6/15/11	13,660,000	14,537,245
5.75% 12/15/11	9,510,000	10,107,608
5.75% 6/15/12	5,000,000	5,308,950
5.75% 6/15/13	8,000,000	8,541,680
5.75% 12/15/14 (Pre-Refunded to 12/15/10 @ 100) (c)	5,035,000	5,367,109
Series B, 5.125% 12/15/14 (Pre-Refunded to 12/15/08 @ 101) (c)	660,000	680,612
Massachusetts Gen. Oblig.:
Series 1992 D:
6% 5/1/08	1,835,000	1,835,000
6% 5/1/08 (Escrowed to Maturity) (c)	685,000	693,378
Series 2001 D:
5.5% 11/1/18	2,000,000	2,274,280
5.5% 11/1/20	1,000,000	1,147,360
Series 2003 D, 5.5% 10/1/19 (AMBAC Insured)	7,000,000	8,033,830
Series 2004 A, 5.25% 8/1/20 (FSA Insured)	5,000,000	5,626,450
Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100) (c)	4,850,000	5,249,883
Series 2005 A:
5% 3/1/19	1,295,000	1,383,928
5% 3/1/25 (Pre-Refunded to 3/1/15 @ 100) (c)	35,405,000	38,331,223
Series 2005 C, 5% 9/1/25 (Pre-Refunded to 9/1/15 @ 100) (c)	26,835,000	29,173,939
Series 2006 D:
5% 8/1/19	4,250,000	4,575,465
5% 8/1/20	4,000,000	4,293,560
5% 8/1/22	8,700,000	9,290,034
5% 8/1/26 (Pre-Refunded to 8/1/16 @ 100) (c)	4,610,000	5,033,843
Series A:
5% 8/1/16 (Pre-Refunded to 8/1/14 @ 100) (c)	5,000,000	5,379,850
5% 3/1/18 (FSA Insured)	15,000,000	16,155,450
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series A:
5% 3/1/21 (Pre-Refunded to 3/1/15 @ 100) (c)	$ 4,135,000	$ 4,476,758
Series B:
5.25% 9/1/20 (FSA Insured)	4,255,000	4,790,705
5.25% 9/1/22 (FSA Insured)	15,000,000	16,984,500
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (c)	1,795,000	1,927,579
Series D:
5% 8/1/21 (Pre-Refunded to 8/1/16 @ 100) (c)	5,750,000	6,153,650
5.25% 10/1/22 (Pre-Refunded to 10/1/13 @ 100) (c)	3,800,000	4,117,528
5.375% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (c)	3,800,000	4,100,656
5.375% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (c)	240,000	258,989
5.5% 10/1/18	6,000,000	6,817,860
Series E:
5% 11/1/24 (AMBAC Insured)	25,300,000	27,014,328
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (c)	4,315,000	4,648,981
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (c)	695,000	748,793
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Med. Ctr. Proj.) Series F:
5.75% 7/1/17	1,305,000	1,392,291
5.75% 7/1/18	1,300,000	1,376,466
5.75% 7/1/19	1,455,000	1,537,833
5.75% 7/1/20	500,000	527,055
5.75% 7/1/33	3,000,000	3,176,460
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (d)	11,815,000	11,841,938
(Brandeis Univ. Proj.) Series I:
5.25% 10/1/14 (MBIA Insured)	2,780,000	2,864,623
5.25% 10/1/16 (MBIA Insured)	1,400,000	1,442,028
(Emerson Hosp. Proj.) Series E, 5% 8/15/35 (Radian Asset Assurance, Inc. Insured)	2,500,000	2,575,000
(Harvard Univ. Proj.) Series FF, 5.125% 7/15/37	39,135,000	41,106,230
(Massachusetts Eye & Ear Infirmary Proj.) Series B:
5.25% 7/1/08	2,000,000	2,019,600
5.25% 7/1/09	2,540,000	2,596,591
5.25% 7/1/10	2,000,000	2,044,780
5.25% 7/1/11	3,025,000	3,091,338
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	$ 12,905,000	$ 13,644,715
(Massachusetts Institute of Technology Proj.):
Series I1, 5.2% 1/1/28	6,500,000	7,519,330
Series K, 5.375% 7/1/17	6,805,000	7,640,042
Series L:
5% 7/1/18	4,315,000	4,749,218
5% 7/1/23	3,990,000	4,441,149
5.25% 7/1/33	14,000,000	16,393,300
(Med. Academic & Scientific Proj.) Series A, 6.625% 1/1/15	5,650,000	5,657,967
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	1,000,000	1,000,500
(Newton-Wellesley Hosp. Proj.) Series G:
6% 7/1/12 (MBIA Insured)	4,070,000	4,164,343
6.125% 7/1/15 (MBIA Insured)	4,500,000	4,605,030
(Northeastern Univ. Proj.) Series 1998 G, 5% 10/1/28 (MBIA Insured)	6,500,000	6,659,445
(Partners HealthCare Sys., Inc. Proj.):
Series 1997 A:
5.125% 7/1/11 (MBIA Insured)	3,885,000	3,931,814
5.375% 7/1/24 (MBIA Insured)	7,600,000	7,690,972
Series 2001 C, 5.75% 7/1/32	5,000,000	5,348,650
Series C, 5.75% 7/1/21	2,500,000	2,695,200
Series E:
5% 7/1/17	1,255,000	1,324,263
5% 7/1/19	1,390,000	1,462,072
Series F:
5% 7/1/17	1,410,000	1,504,244
5% 7/1/19	1,760,000	1,870,088
5% 7/1/20	2,350,000	2,491,964
5% 7/1/21	1,150,000	1,217,022
5% 7/1/22	1,855,000	1,960,475
(South Shore Hosp. Proj.) Series F:
5.125% 7/1/08	2,000,000	2,028,580
5.25% 7/1/09	2,120,000	2,177,770
5.5% 7/1/12	2,165,000	2,257,294
5.625% 7/1/19	1,000,000	1,045,620
5.75% 7/1/29	4,350,000	4,549,448
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Tufts Univ. Proj.):
Series I, 5.5% 2/15/36	$ 5,000,000	$ 5,273,150
Series J, 5.5% 8/15/17	500,000	567,205
(UMass Worcester Proj.) Series B:
5.25% 10/1/15 (FGIC Insured)	565,000	599,380
5.25% 10/1/15 (Pre-Refunded to 10/1/11 @ 100) (c)	435,000	462,740
(Wellesley College Proj.):
5% 7/1/19	1,975,000	2,090,656
5% 7/1/20	2,075,000	2,193,005
(Williams College Issue Proj.):
Series 2003 H, 5% 7/1/20	1,005,000	1,062,154
Series G, 5.5% 7/1/14 (Pre-Refunded to 7/1/09 @ 101) (c)	3,665,000	3,839,161
Series 2006 L:
5% 7/1/17	1,000,000	1,084,000
5% 7/1/18	1,000,000	1,080,000
5% 7/1/19	1,695,000	1,825,193
5% 7/1/20	2,410,000	2,587,472
5% 7/1/21	2,535,000	2,715,644
5% 7/1/36	9,205,000	9,745,334
Series C, 5% 8/15/30 (FGIC Insured)	5,190,000	5,433,203
5% 10/1/17 (FGIC Insured)	2,130,000	2,309,516
5% 10/1/18 (FGIC Insured)	1,985,000	2,144,177
5% 10/1/19 (FGIC Insured)	1,350,000	1,453,869
5% 10/1/20 (FGIC Insured)	2,465,000	2,646,646
6.55% 6/23/22 (AMBAC Insured)	17,250,000	17,690,910
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. (Boston Edison Co. Proj.) Series A, 5.75% 2/1/14	9,900,000	9,916,632
Massachusetts Indl. Fin. Agcy. Resource Recovery Rev. (Ogden Haverhill Proj.) Series 1998 A, 5.2% 12/1/08 (b)	1,300,000	1,320,995
Massachusetts Indl. Fin. Agcy. Rev.:
(Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/08	15,000,000	14,311,800
(Whitehead Institute Biomedical Research Proj.) 5.125% 7/1/26	14,600,000	14,606,132
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
(Nuclear Mix #1 Proj.) Series A, 5.25% 7/1/12 (MBIA Insured)	8,000,000	8,515,440
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.: - continued
(Nuclear Mix #4 Proj.) Series A, 5.25% 7/1/12 (MBIA Insured)	$ 8,510,000	$ 9,041,960
Massachusetts Port Auth. Rev. Spl. Facilities:
(US Airways, Inc. Proj.) Series A, 5.5% 9/1/10 (MBIA Insured) (b)	2,030,000	2,062,338
Series 1998 A:
5% 7/1/23 (FSA Insured)	8,750,000	8,937,425
5.5% 7/1/17 (FSA Insured)	2,105,000	2,166,024
Series 1998 B:
5% 7/1/10 (FSA Insured) (b)	2,275,000	2,326,870
5% 7/1/15 (FSA Insured) (b)	3,310,000	3,377,855
Series A:
5% 7/1/18 (AMBAC Insured)	5,205,000	5,564,093
5% 7/1/18 (MBIA Insured)	2,000,000	2,115,980
5% 7/1/19 (MBIA Insured)	6,915,000	7,300,511
5% 7/1/20 (MBIA Insured)	2,505,000	2,639,068
5% 7/1/21 (AMBAC Insured)	5,010,000	5,326,933
5% 7/1/21 (MBIA Insured)	3,000,000	3,155,550
5% 7/1/22 (MBIA Insured)	2,000,000	2,100,360
5% 7/1/35 (AMBAC Insured)	10,000,000	10,526,200
5.125% 7/1/16 (FSA Insured)	3,000,000	3,109,230
5.125% 7/1/17 (FSA Insured)	3,000,000	3,107,970
Series B:
5.5% 7/1/10 (FSA Insured) (b)	11,470,000	11,973,533
5.5% 7/1/11 (FSA Insured) (b)	5,500,000	5,735,620
5.5% 7/1/12 (FSA Insured) (b)	4,000,000	4,167,120
5.625% 7/1/12 (Escrowed to Maturity) (c)	1,210,000	1,272,799
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (b)	10,395,000	10,988,555
5.5% 1/1/13 (AMBAC Insured) (b)	7,015,000	7,403,350
5.5% 1/1/14 (AMBAC Insured) (b)	6,040,000	6,370,146
5.5% 1/1/15 (AMBAC Insured) (b)	5,000,000	5,264,600
5.5% 1/1/16 (AMBAC Insured) (b)	5,000,000	5,261,100
5.5% 1/1/17 (AMBAC Insured) (b)	6,470,000	6,803,334
5.5% 1/1/18 (AMBAC Insured) (b)	6,000,000	6,300,780
5.5% 1/1/19 (AMBAC Insured) (b)	5,000,000	5,245,450
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
4.5% 8/15/35 (AMBAC Insured)	20,000,000	19,967,000
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A: - continued
5% 8/15/22 (FSA Insured)	$ 5,540,000	$ 5,882,871
5% 8/15/23 (FSA Insured)	6,000,000	6,367,020
5% 8/15/24 (FSA Insured)	7,100,000	7,518,971
5% 8/15/25 (FSA Insured)	2,350,000	2,485,290
5% 8/15/27 (MBIA Insured)	10,000,000	10,568,500
5% 8/15/30 (FSA Insured)	101,600,000	107,157,505
5% 8/15/37 (AMBAC Insured)	20,000,000	21,306,600
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
5.25% 1/1/19 (FGIC Insured)	3,500,000	3,907,820
5.5% 1/1/28 (FGIC Insured)	1,000,000	1,173,740
5.5% 1/1/34 (FGIC Insured)	9,000,000	10,808,820
Massachusetts Spl. Oblig. Rev. Series A:
5% 6/1/23 (FSA Insured)	2,000,000	2,126,900
5.5% 6/1/15 (FGIC Insured)	11,070,000	12,359,987
5.5% 6/1/16 (FGIC Insured)	2,520,000	2,833,866
5.5% 6/1/16 (FSA Insured)	3,000,000	3,373,650
5.5% 6/1/18 (FSA Insured)	9,740,000	11,083,633
5.5% 6/1/19 (FSA Insured)	10,000,000	11,435,700
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 A, 5.125% 1/1/17 (MBIA Insured)	3,575,000	3,649,789
Series 1999 A:
5% 1/1/39 (AMBAC Insured)	6,925,000	7,064,470
5.25% 1/1/29 (AMBAC Insured)	45,615,000	46,999,415
Sr. Series A:
0% 1/1/25 (MBIA Insured)	5,110,000	2,356,885
0% 1/1/29 (MBIA Insured)	33,195,000	12,713,685
5% 1/1/37 (MBIA Insured)	24,480,000	24,964,704
5.125% 1/1/23 (MBIA Insured)	3,460,000	3,532,383
Sr. Series C:
0% 1/1/16 (MBIA Insured)	3,000,000	2,101,920
0% 1/1/17 (MBIA Insured)	7,705,000	5,166,511
0% 1/1/18 (MBIA Insured)	2,025,000	1,297,377
0% 1/1/19 (MBIA Insured)	13,815,000	8,450,359
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	15,510,000	16,206,089
Massachusetts Wtr. Poll. Abatement Trust:
(MWRA Prog.) Series A, 5.25% 8/1/20	1,700,000	1,809,463
(Pool Prog.):
Series 10:
5% 8/1/22	305,000	323,212
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust: - continued
(Pool Prog.):
Series 10:
5% 8/1/22 (Pre-Refunded to 8/1/14 @ 100) (c)	$ 5,695,000	$ 6,153,903
5% 8/1/34	150,000	157,419
5% 8/1/34 (Pre-Refunded to 8/1/14 @ 100) (c)	905,000	977,925
5.25% 8/1/15	2,435,000	2,653,395
Series 12:
5% 8/1/19	13,995,000	15,111,661
5% 8/1/20	7,000,000	7,530,460
Series 2004 A:
5.25% 2/1/16	6,110,000	6,739,636
5.25% 2/1/17	6,435,000	7,144,266
5.25% 2/1/18	6,300,000	7,028,595
5.25% 2/1/22	1,170,000	1,323,258
5.25% 8/1/22	6,525,000	7,400,720
5.25% 2/1/23	1,390,000	1,580,944
5.25% 2/1/24	1,170,000	1,331,764
5.25% 8/1/24	3,780,000	4,313,434
Series 3, 5.4% 2/1/10	300,000	303,405
Series 4, 5.125% 8/1/14	70,000	71,789
Series 5, 5.25% 8/1/15	75,000	78,086
Series 6:
5.25% 8/1/19	30,000	31,542
5.5% 8/1/30	17,580,000	18,605,441
5.625% 8/1/14	115,000	122,723
5.625% 8/1/15	25,000	26,671
5.625% 8/1/15 (Pre-Refunded to 8/1/10 @ 101) (c)	975,000	1,042,022
5.625% 8/1/16	485,000	517,112
Series 7:
5.25% 2/1/16	4,495,000	4,751,620
5.25% 2/1/17	2,795,000	2,952,303
Series 8:
5% 8/1/17	110,000	115,949
5% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (c)	5,540,000	5,880,156
5% 8/1/20	105,000	110,272
5% 8/1/20 (Pre-Refunded to 8/1/12 @ 100) (c)	5,395,000	5,726,253
Series 9:
5.25% 8/1/33	595,000	638,078
5.25% 8/1/33 (Pre-Refunded to 8/1/13 @ 100) (c)	2,580,000	2,801,003
Series A, 5.25% 8/1/16	21,700,000	24,042,949
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A:
5% 8/1/15	$ 50,000	$ 50,055
5% 8/1/15 (Escrowed to Maturity) (c)	950,000	1,032,090
5.25% 8/1/12	565,000	580,922
5.25% 8/1/13	330,000	339,257
5.45% 2/1/13 (Escrowed to Maturity) (c)	1,960,000	2,057,079
Massachusetts Wtr. Resources Auth.:
Series A:
5% 8/1/23 (FSA Insured)	2,000,000	2,141,620
5% 8/1/25 (FSA Insured)	2,000,000	2,133,340
5% 8/1/26 (FSA Insured)	2,000,000	2,131,680
5% 8/1/27 (FSA Insured)	2,000,000	2,130,040
5% 8/1/28 (FSA Insured)	2,000,000	2,126,740
5.25% 8/1/21 (MBIA Insured)	12,645,000	13,895,085
5.25% 8/1/24 (MBIA Insured)	9,000,000	9,834,480
6.5% 7/15/19 (Escrowed to Maturity) (c)	21,960,000	26,085,845
Series B:
5.125% 8/1/27 (MBIA Insured)	6,960,000	7,301,806
5.5% 8/1/15 (FSA Insured)	1,500,000	1,663,260
5.5% 8/1/16 (FSA Insured)	1,425,000	1,605,163
Series D, 5% 8/1/24 (MBIA Insured)	1,510,000	1,540,396
Series J:
5% 8/1/42	8,160,000	8,436,706
5.5% 8/1/20 (FSA Insured)	1,000,000	1,144,120
Maynard Gen. Oblig.:
5.5% 2/1/17 (MBIA Insured)	1,030,000	1,128,952
5.5% 2/1/20 (MBIA Insured)	1,025,000	1,120,694
5.5% 2/1/23 (MBIA Insured)	1,000,000	1,091,200
Monson Gen. Oblig.:
5.25% 5/15/17 (AMBAC Insured)	2,120,000	2,282,180
5.25% 5/15/19 (AMBAC Insured)	2,335,000	2,511,409
5.25% 11/1/21 (AMBAC Insured)	1,000,000	1,087,580
5.25% 5/15/22 (AMBAC Insured)	2,985,000	3,193,502
Pioneer Valley Reg'l. School District:
5.375% 6/15/15 (AMBAC Insured)	1,235,000	1,332,417
5.375% 6/15/16 (AMBAC Insured)	1,000,000	1,083,240
Pittsfield Gen. Oblig.:
5% 4/15/19 (MBIA Insured)	1,140,000	1,211,706
5.5% 4/15/17 (MBIA Insured)	1,930,000	2,093,664
Randolph Gen. Oblig.:
5% 9/1/16 (AMBAC Insured)	1,170,000	1,263,986
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Randolph Gen. Oblig.: - continued
5% 9/1/18 (AMBAC Insured)	$ 1,090,000	$ 1,174,660
5% 9/1/19 (AMBAC Insured)	1,085,000	1,166,397
Reading Gen. Oblig.:
5% 3/15/20 (MBIA Insured)	2,100,000	2,223,606
5% 3/15/21 (MBIA Insured)	2,190,000	2,314,874
Route 3 North Trans. Impt. Assoc. Lease Rev.:
5.75% 6/15/12 (MBIA Insured)	1,000,000	1,058,870
5.75% 6/15/14 (MBIA Insured)	2,515,000	2,663,058
5.75% 6/15/15 (MBIA Insured)	4,105,000	4,345,430
Salem Gen. Oblig.:
5% 1/15/19 (FGIC Insured)	1,525,000	1,623,759
5% 1/15/20 (FGIC Insured)	1,350,000	1,431,729
Springfield Gen. Oblig.:
5% 8/1/15 (FSA Insured)	1,000,000	1,081,990
5% 8/1/16 (FSA Insured)	8,000,000	8,690,000
5% 8/1/17 (FSA Insured)	5,000,000	5,433,600
5% 8/1/18 (FSA Insured)	7,210,000	7,804,825
5% 8/1/22 (MBIA Insured)	3,610,000	3,832,520
5% 8/1/23 (MBIA Insured)	2,050,000	2,173,431
5.25% 1/15/16 (Pre-Refunded to 1/15/13 @ 100) (c)	2,195,000	2,368,273
5.25% 1/15/17 (Pre-Refunded to 1/15/13 @ 100) (c)	1,510,000	1,629,199
5.25% 1/15/18 (Pre-Refunded to 1/15/13 @ 100) (c)	1,000,000	1,078,940
5.25% 1/15/21 (Pre-Refunded to 1/15/13 @ 100) (c)	4,600,000	4,963,124
5.375% 8/1/17 (Pre-Refunded to 8/1/11 @ 101) (c)	1,875,000	2,015,550
5.5% 8/1/16 (Pre-Refunded to 8/1/11 @ 101) (c)	1,000,000	1,079,830
5.75% 8/1/14 (FSA Insured)	4,000,000	4,492,360
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2004 A, 5.375% 11/1/17 (Pre-Refunded to 11/1/14 @ 100) (c)	1,000,000	1,107,380
Univ. of Massachusetts Bldg. Auth. Rev. Series 2004 1:
5.375% 11/1/16 (AMBAC Insured)	1,305,000	1,433,490
5.375% 11/1/16 (Pre-Refunded to 11/1/14 @ 100) (c)	4,860,000	5,381,867
Woods Hole, Martha's Vineyard & Nantucket Steamship Series 2004 B, 5% 3/1/17	3,300,000	3,542,682
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Worcester Gen. Oblig.:
Series 2001 A:
5.25% 8/15/21 (FGIC Insured)	$ 1,465,000	$ 1,546,381
5.5% 8/15/13 (FGIC Insured)	1,285,000	1,375,246
5.5% 8/15/18 (FGIC Insured)	1,000,000	1,066,550
Series 2001 B, 5.5% 10/1/14 (FGIC Insured)	1,070,000	1,146,334
		1,783,295,527
Puerto Rico - 3.1%
Puerto Rico Commonwealth Gen. Oblig.:
Series 2006A, 2.205% 7/1/21 (FGIC Insured) (a)	5,400,000	5,328,828
Series A:
5.25% 7/1/18	3,500,000	3,720,920
5.25% 7/1/18 (CIFG North America Insured) (FSA Insured)	2,500,000	2,685,950
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Y, 5% 7/1/36 (Pre-Refunded to 7/1/16 @ 100) (c)	1,800,000	1,968,624
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000,000	3,302,910
Series 2002 E, 5.5% 7/1/21 (FSA Insured)	1,700,000	1,969,569
Series L, 5.25% 7/1/41 (CIFG North America Insured)	3,010,000	3,513,332
Series N, 5.25% 7/1/39 (FGIC Insured)	7,500,000	8,763,900
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (c)	10,745,000	11,489,629
Series C, 5.5% 7/1/25 (AMBAC Insured)	7,500,000	8,813,850
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series HH, 5.25% 7/1/29 (FSA Insured)	3,230,000	3,416,597
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/12	3,790,000	3,989,278
		58,963,387
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/11	805,000	836,572
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth. Rev. Series A: - continued
5% 10/1/13	$ 700,000	$ 737,191
5.25% 10/1/16	750,000	801,158
		2,374,921
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $1,798,504,654)	1,846,900,586
NET OTHER ASSETS - 1.8%	33,003,973
NET ASSETS - 100%	$ 1,879,904,559
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,841,938 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 11,081,643
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,797,710,402. Net unrealized appreciation aggregated $49,190,184, of which $51,967,666 related to appreciated investment securities and $2,777,482 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Massachusetts
AMT Tax-Free
Money Market Fund

April 30, 2007

1.800350.103

SMA-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 90.8%
	Principal Amount	Value
Massachusetts - 84.1%
Amesbury BAN 4.5% 8/9/07	$ 5,600,000	$ 5,611,384
Bedford BAN 4.25% 5/24/07	7,685,000	7,687,345
Boston Wtr. & Swr. Commission Rev. Series A, 3.68% 8/10/07, LOC Bank of America NA, CP	20,100,000	20,100,000
Haverhill BAN:
4.25% 12/14/07	7,000,000	7,023,144
4.5% 9/28/07	2,400,000	2,408,565
Malden BAN 4% 12/14/07	5,000,000	5,010,507
Massachusetts Participating VRDN:
Series Clipper 06 11, 3.95% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	19,605,000	19,605,000
Series MACN 06 I, 3.96% (Liquidity Facility Bank of America NA) (b)(c)	10,890,000	10,890,000
Massachusetts Bay Trans. Auth.:
Participating VRDN:
Series EGL 04 24, Class A, 3.98% (Liquidity Facility Citibank NA) (b)(c)	2,800,000	2,800,000
Series EGL 04 31, Class A, 3.98% (Liquidity Facility Citibank NA) (b)(c)	5,000,000	5,000,000
Series EGL 99 2101, 3.98% (Liquidity Facility Citibank NA) (b)(c)	4,645,000	4,645,000
Series Merlots 00 H, 3.99% (Liquidity Facility Wachovia Bank NA) (b)(c)	8,400,000	8,400,000
Series PT 2250, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	6,290,000	6,290,000
Series PT 3616, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	8,020,000	8,020,000
Series PT 3619, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	13,360,000	13,360,000
Series Putters 1062, 3.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)	12,170,000	12,170,000
Series ROC II R 507, 3.97% (Liquidity Facility Citibank NA) (b)(c)	3,955,000	3,955,000
Series TOC 04 D, 3.96% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(c)	5,800,000	5,800,000
Series 1999, 4.02% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	19,400,000	19,400,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN:
Series Covers 06 02, 3.94% (Liquidity Facility Bank of New York, New York) (b)(c)	10,925,000	10,925,000
Series Merlots 06 B35, 3.99% (Liquidity Facility Wachovia Bank NA) (b)(c)	7,800,000	7,800,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN: - continued
Series PT 1580, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	$ 9,430,000	$ 9,430,000
Series PT 2459, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	8,680,000	8,680,000
Series PT 2581, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	36,760,000	36,760,000
Series PT 2625, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	5,800,000	5,800,000
Series PT 3585, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	9,400,000	9,400,000
Series PT 3626, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	14,335,000	14,335,000
Series PT 3630, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	10,680,000	10,680,000
Series PT 3857, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	5,660,000	5,660,000
Series ROC 9021, 3.97% (Liquidity Facility Citigroup, Inc.) (b)(c)	4,530,000	4,530,000
Series ROC II R 7026, 3.97% (Liquidity Facility Citigroup, Inc.) (b)(c)	11,380,000	11,380,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev. 3.96%, LOC KeyBank NA, VRDN (b)	7,500,000	7,500,000
Massachusetts Dev. Fin. Agcy. Rev.:
Participating VRDN:
Series EGL 7053024 Class A, 3.97% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)	13,000,000	13,000,000
Series LB 05 K10, 3.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)	8,180,000	8,180,000
Series MACN 06 P, 3.96% (Liquidity Facility Bank of America NA) (b)(c)	5,100,000	5,100,000
Series MS 974, 3.95% (Liquidity Facility Morgan Stanley) (b)(c)	2,781,500	2,781,500
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 3.97%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,800,000	3,800,000
(Boston Renaissance Charter School Proj.) 3.92%, LOC Bank of America NA, VRDN (b)	8,700,000	8,700,000
(Childrens Museum Proj.) 3.92%, LOC Citizens Bank of Massachusetts, VRDN (b)	11,000,000	11,000,000
(City Year Proj.) 3.92%, LOC Bank of America NA, VRDN (b)	8,900,000	8,900,000
(Draper Lab. Issue Proj.) Series 2000, 3.92% (MBIA Insured), VRDN (b)	23,090,000	23,090,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Eaglebrook School Proj.) 3.92%, LOC Bank of America NA, VRDN (b)	$ 1,000,000	$ 1,000,000
(Edgewood Retirement Proj.) Series A, 4.02%, LOC Lloyds TSB Bank PLC, VRDN (b)	5,000,000	5,000,000
(Harvard Univ. Proj.) Series B-1, 4%, VRDN (b)	8,000,000	8,000,000
(Int'l. Fund For Animal Welfare, Inc. Proj.) 3.92%, LOC Bank of America NA, VRDN (b)	13,600,000	13,600,000
(Masonic Nursing Home, Inc. Proj.) 3.87%, LOC Citizens Bank of Massachusetts, VRDN (b)	9,860,000	9,860,000
(Saint Mark's School Proj.) 3.92%, LOC Bank of America NA, VRDN (b)	7,715,000	7,715,000
(Sherburne Commons, Inc. Proj.) 3.97%, LOC Comerica Bank, Detroit, VRDN (b)	3,400,000	3,400,000
(Thayer Academy Proj.) 3.92%, LOC Allied Irish Banks PLC, VRDN (b)	14,670,000	14,670,000
(WGBH Edl. Foundation Proj.) Series 2006 A, 3.93% (AMBAC Insured), VRDN (b)	6,900,000	6,900,000
3.7% 7/12/07, LOC Bank of America NA, CP	11,167,000	11,167,000
Massachusetts Gen. Oblig.:
Bonds:
Series 2003 C, 5% 12/1/07 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,007,697
Series PT 2367, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (b)(c)(d)	5,440,000	5,440,000
Participating VRDN:
Series AAB 00 18, 3.96% (Liquidity Facility ABN-AMRO Bank NV) (b)(c)	4,600,000	4,600,000
Series AAB 02 18, 3.96% (Liquidity Facility ABN-AMRO Bank NV) (b)(c)	4,500,000	4,500,000
Series EGL 00 2102, 3.98% (Liquidity Facility Citibank NA) (b)(c)	2,500,000	2,500,000
Series EGL 01 2104, 3.98% (Liquidity Facility Citibank NA) (b)(c)	4,690,000	4,690,000
Series EGL 01 2105, 3.97% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(c)	11,700,000	11,700,000
Series LB 05 P1U, 3.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)	3,760,000	3,760,000
Series LB 06 K16, 3.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)	4,000,000	4,000,000
Series MACN 05 C, 3.96% (Liquidity Facility Bank of America NA) (b)(c)	3,950,000	3,950,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series Merlots 04 B12, 3.99% (Liquidity Facility Wachovia Bank NA) (b)(c)	$ 16,945,000	$ 16,945,000
Series Merlots 06 B30, 3.99% (Liquidity Facility Wachovia Bank NA) (b)(c)	10,380,000	10,380,000
Series Merlots 06 B7, 3.99% (Liquidity Facility Wachovia Bank NA) (b)(c)	9,975,000	9,975,000
Series MS 01 535, 3.95% (Liquidity Facility Morgan Stanley) (b)(c)	5,400,000	5,400,000
Series MS 1015, 3.95% (Liquidity Facility Morgan Stanley) (b)(c)	3,000,000	3,000,000
Series MS 1186, 3.95% (Liquidity Facility Rabobank Nederland Coop. Central) (b)(c)	5,500,000	5,500,000
Series MS 1279, 3.95% (Liquidity Facility Morgan Stanley) (b)(c)	5,231,000	5,231,000
Series PT 1281, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	3,000,000	3,000,000
Series PT 2279, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	5,250,000	5,250,000
Series PT 2299, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	5,160,000	5,160,000
Series PT 2332, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	5,420,000	5,420,000
Series PT 2426, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	4,800,000	4,800,000
Series PT 2618, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	9,940,000	9,940,000
Series PT 2623, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	7,285,000	7,285,000
Series PT 3202, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	6,260,000	6,260,000
Series PT 3222, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	17,900,000	17,900,000
Series PT 3381, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	2,540,000	2,540,000
Series PT 3423, 3.94% (Liquidity Facility DEPFA BANK PLC) (b)(c)	5,480,000	5,480,000
Series PT 3544, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	45,000	45,000
Series PT 3613, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	7,020,000	7,020,000
Series PT 3625, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	7,660,000	7,660,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series PT 3650, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	$ 13,180,000	$ 13,180,000
Series PT 3673, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	7,565,000	7,565,000
Series PT 921, 3.94% (Liquidity Facility BNP Paribas SA) (b)(c)	5,430,000	5,430,000
Series PT 983, 3.94% (Liquidity Facility DEPFA BANK PLC) (b)(c)	7,395,000	7,395,000
Series PT 987, 3.94% (Liquidity Facility DEPFA BANK PLC) (b)(c)	8,140,000	8,140,000
Series Putters 301, 3.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)	4,620,000	4,620,000
Series ROC II R102, 3.97% (Liquidity Facility Citibank NA) (b)(c)	4,865,000	4,865,000
Series SG 126, 3.94% (Liquidity Facility Societe Generale) (b)(c)	3,255,000	3,255,000
Series Stars 100, 3.94% (Liquidity Facility BNP Paribas SA) (b)(c)	7,705,000	7,705,000
Series 1997 B, 3.9% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	27,000,000	27,000,000
Series 2005 A, 3.97% (Liquidity Facility Citibank NA), VRDN (b)	29,070,000	29,070,000
Series 2006 B, 4.1% (Liquidity Facility Bank of America NA), VRDN (b)	20,000,000	20,000,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds (South Shore Hosp. Proj.) Series F, 5% 7/1/07	1,915,000	1,919,338
Participating VRDN:
Series 01 834, 3.95% (Liquidity Facility Morgan Stanley) (b)(c)	11,400,000	11,400,000
Series Clipper 07 08, 3.95% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)	4,200,000	4,200,000
Series EGL 03 18 Class A, 3.98% (Liquidity Facility Citibank NA) (b)(c)	9,995,000	9,995,000
Series Merlots 00 T, 3.99% (Liquidity Facility Wachovia Bank NA) (b)(c)	1,575,000	1,575,000
Series Merlots 00 WW, 3.99% (Liquidity Facility Wachovia Bank NA) (b)(c)	13,000,000	13,000,000
Series Merlots 97 Y, 3.99% (Liquidity Facility Wachovia Bank NA) (b)(c)	4,435,000	4,435,000
Series PA 1385, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	2,610,000	2,610,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series PA 1478, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	$ 8,790,000	$ 8,790,000
Series PA 1482, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	6,595,000	6,595,000
Series PA 595R, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	4,000,000	4,000,000
Series PA 973R, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	3,300,000	3,300,000
Series PT 2664, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	7,010,000	7,010,000
Series PT 2665, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	9,575,000	9,575,000
Series PT 2872, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	6,920,000	6,920,000
Series PT 904, 3.94% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)	10,520,000	10,520,000
Series SGB 42, 3.96% (Liquidity Facility Societe Generale) (b)(c)	8,700,000	8,700,000
Series Solar 07 001, 3.94% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(c)	4,200,000	4,200,000
(Baystate Med. Ctr. Proj.) Series G, 3.96%, LOC Bank of America NA, VRDN (b)	40,290,000	40,290,000
(Children's Hosp. Proj.) Series L-2, 4.07% (AMBAC Insured), VRDN (b)	4,400,000	4,400,000
(CIL Realty of Massachusetts Proj.) Series 2007, 3.96%, LOC HSBC Bank USA, VRDN (b)	8,440,000	8,440,000
(Harvard Vanguard Med. Associates Proj.) 3.89%, LOC Bank of America NA, VRDN (b)	26,480,000	26,480,000
(Home for Little Wanderers Proj.) Series B, 3.92%, LOC Citizens Bank of Massachusetts, VRDN (b)	4,185,000	4,185,000
(Partners HealthCare Sys., Inc. Proj.):
Series P1, 3.92% (FSA Insured), VRDN (b)	19,270,000	19,270,000
Series P2, 3.89% (FSA Insured), VRDN (b)	61,300,000	61,300,001
(Wellesley College) Issue B, 3.93%, VRDN (b)	2,200,000	2,200,000
Series B, 3.92%, LOC Citizens Bank of Massachusetts, VRDN (b)	7,925,000	7,925,000
3.63% 7/12/07, CP	7,100,000	7,100,000
3.65% 7/12/07, CP	15,900,000	15,900,000
3.7% 8/8/07, CP	26,900,000	26,900,000
3.73% 9/12/07, CP	5,599,000	5,599,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Participating VRDN Series Merlots H, 3.99% (Liquidity Facility Wachovia Bank NA) (b)(c)	$ 8,375,000	$ 8,375,000
Massachusetts Indl. Fin. Agcy. Rev.:
(Mary Ann Morse Nursing Home Proj.):
Series 1994 A, 3.94%, LOC Bank of America NA, VRDN (b)	2,500,000	2,500,000
Series 1994 B, 3.94%, LOC Bank of America NA, VRDN (b)	3,800,000	3,800,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 3.92%, LOC Bank of America NA, VRDN (b)	3,555,000	3,555,000
(Youville Place Proj.) Series 1996, 4% (AMBAC Insured), VRDN (b)	3,700,000	3,700,000
(Cap. Appreciation) (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/07	5,800,000	5,748,397
Massachusetts Port Auth. Participating VRDN Series Solar 06 108, 3.94% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(c)	9,360,000	9,360,000
Massachusetts Port Auth. Rev.:
Participating VRDN:
Series PA 599R, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	4,850,000	4,850,000
Series Putters 893, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	12,365,000	12,365,000
Series 2003 A, 4.1% 5/1/07, LOC WestLB AG, CP	6,000,000	6,000,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 3.96% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)	30,500,000	30,500,000
Series EGL 07 0033, 3.96% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(c)	19,800,000	19,800,000
Series EGL 7050070 Class A, 3.98% (Liquidity Facility Citibank NA) (b)(c)	10,000,000	10,000,000
Series PT 3105, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	6,300,000	6,300,000
Series Putters 1197, 3.97% (Liquidity Facility Deutsche Postbank AG) (b)(c)	7,705,000	7,705,000
Series Putters 1376, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	9,620,000	9,620,000
Series Putters 1430, 3.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)	10,235,000	10,235,000
Series Putters 1744, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	7,100,000	7,100,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN: - continued
Series ROC II R 613, 3.97% (Liquidity Facility Citibank NA) (b)(c)	$ 7,615,000	$ 7,615,000
Series ROC II R414, 3.97% (Liquidity Facility Citibank NA) (b)(c)	2,595,000	2,595,000
Series Stars 07 22, 3.96% (Liquidity Facility BNP Paribas SA) (b)(c)	9,920,000	9,920,000
3.95% (Liquidity Facility Morgan Stanley) (b)(c)	8,245,000	8,245,000
3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	5,320,000	5,320,000
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
Bonds Series PT 3058, 3.71%, tender 10/4/07 (Liquidity Facility Dexia Cr. Local de France) (b)(c)(d)	18,940,000	18,940,000
Participating VRDN:
Series EGL 04 25 Class A, 3.98% (Liquidity Facility Citibank NA) (b)(c)	2,015,000	2,015,000
Series MACN 05 K, 3.95% (Liquidity Facility Bank of America NA) (b)(c)	7,000,000	7,000,000
Series PT 3511, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	6,980,000	6,980,000
Massachusetts State Participating VRDN:
Series Clipper 07 06, 3.95% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)	17,900,000	17,900,000
Series Clipper 07 18, 3.97% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)	40,000,000	40,000,000
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Participating VRDN Series SG 124, 3.94% (Liquidity Facility Societe Generale) (b)(c)	16,985,000	16,985,000
Massachusetts Tpk. Auth. Tpk. Rev. Participating VRDN Series PA 581R, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	19,885,000	19,885,000
Massachusetts Wtr. Auth. Participating VRDN Series LB 07 KL3, 3.98% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(c)	8,685,000	8,685,000
Massachusetts Wtr. Poll. Abatement Trust:
Bonds Series PT 2365, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (b)(c)(d)	5,820,000	5,820,000
Participating VRDN:
Series Putters 1627, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	5,045,000	5,045,000
Series Putters 578, 3.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)	4,950,000	4,950,000
Series Putters 867T, 3.97% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	6,035,000	6,035,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN:
Series Merlots 99 N, 3.99% (Liquidity Facility Wachovia Bank NA) (b)(c)	$ 9,170,000	$ 9,170,000
Series SGA 87, 4.03% (Liquidity Facility Societe Generale) (b)(c)	6,975,000	6,975,000
Massachusetts Wtr. Resources Auth.:
Participating VRDN:
Series 06 97 Class A, 3.97% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)	3,700,000	3,700,000
Series AAB 05 10, 3.98% (Liquidity Facility ABN-AMRO Bank NV) (b)(c)	5,500,000	5,500,000
Series AAB 07 22, 3.98% (Liquidity Facility ABN-AMRO Bank NV) (b)(c)	17,330,000	17,330,000
Series EGL 02 2101, 3.98% (Liquidity Facility Citibank NA) (b)(c)	4,600,000	4,600,000
Series EGL 06 35 Class A, 3.98% (Liquidity Facility Citibank NA) (b)(c)	7,300,000	7,300,000
Series EGL 7050015 Class A, 3.97% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)	7,000,000	7,000,000
Series MS 04 1038, 3.95% (Liquidity Facility Morgan Stanley) (b)(c)	8,870,000	8,870,000
Series MSTC 7039, 3.94% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)	5,400,000	5,400,000
Series PT 3855, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	6,800,000	6,800,000
Series Putters 1789, 3.92% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)	5,405,000	5,405,000
Series Putters 826, 3.95% (Liquidity Facility Dresdner Bank AG) (b)(c)	3,320,000	3,320,000
Series ROC II R252, 3.97% (Liquidity Facility Citibank NA) (b)(c)	6,585,000	6,585,000
Series 1997 B, 3.92% (AMBAC Insured), VRDN (b)	13,455,000	13,455,000
Series 1998 D, 3.92% (FGIC Insured), VRDN (b)	33,100,000	33,100,000
Series 2001 A, 3.96% (FGIC Insured), VRDN (b)	5,255,000	5,255,000
New Bedford Gen. Oblig. BAN Series 2007 B, 4% 2/15/08	4,045,000	4,055,700
Revere BAN 4% 12/14/07	7,000,000	7,008,318
Route 3 North Trans. Impt. Assoc. Lease Rev. Participating VRDN:
Series AAB 00 14, 3.96% (Liquidity Facility ABN-AMRO Bank NV) (b)(c)	6,535,000	6,535,000
Series EGL 01 2101, 3.98% (Liquidity Facility Citibank NA) (b)(c)	2,200,000	2,200,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Salem Gen. Oblig. BAN 4% 10/23/07	$ 7,967,000	$ 7,974,354
Springfield Participating VRDN Series PT 3998, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	11,765,000	11,765,000
Springfield Pub. Util. Rev. Participating VRDN Series AAB 05 34, 3.98% (Liquidity Facility ABN-AMRO Bank NV) (b)(c)	13,395,000	13,395,000
Tewksbury Gen. Oblig. BAN 4.65% 3/28/08	10,075,000	10,168,474
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Participating VRDN Series PT 2242, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	2,600,000	2,600,000
Univ. of Massachusetts Bldg. Auth. Rev. Participating VRDN Series ROC II 2038, 3.97% (Liquidity Facility Citigroup, Inc.) (b)(c)	5,090,000	5,090,000
		1,730,221,724
Puerto Rico - 6.7%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series Merlots 01 A107, 3.97% (Liquidity Facility Bank of New York, New York) (b)(c)	24,460,000	24,460,000
Series MT 218, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	7,300,000	7,300,000
Series MT 251, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	9,000,000	9,000,000
Series ROC II R185, 3.95% (Liquidity Facility Citibank NA) (b)(c)	4,000,000	4,000,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series GS 07 36, 3.97% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(c)	5,500,000	5,500,000
Series ROC II 99 2, 3.95% (Liquidity Facility Citibank NA) (b)(c)	1,500,000	1,500,000
Series ROC II R 790, 3.95% (Liquidity Facility Citibank NA) (b)(c)	53,600,000	53,600,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series Merlots 00 A15, 3.97% (Liquidity Facility Bank of New York, New York) (b)(c)	14,160,000	14,160,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series EGL 06 102 Class A, 3.96% (Liquidity Facility Citibank NA) (b)(c)	8,000,000	8,000,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN: - continued
Series Merlots B03, 3.97% (Liquidity Facility Wachovia Bank NA) (b)(c)	$ 10,240,000	$ 10,240,000
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998, 3.99%, LOC Banco Santander Central Hispano SA, VRDN (b)	1,100,000	1,100,000
		138,860,000
TOTAL INVESTMENT PORTFOLIO - 90.8% (Cost $1,869,081,724)		1,869,081,724
NET OTHER ASSETS - 9.2%		188,480,136
NET ASSETS - 100%		$ 2,057,561,860
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,605,000 or 1.0% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,200,000 or 1.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Gen. Oblig. Bonds Series PT 2367, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	9/9/04	$ 5,440,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series PT 3058, 3.71%, tender 10/4/07 (Liquidity Facility Dexia Cr. Local de France)	7/28/05 - 9/21/05	$ 18,940,000
Massachusetts Wtr. Poll. Abatement Trust Bonds Series PT 2365, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	9/9/04	$ 5,820,000
Income Tax Information
At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,869,081,724.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	June 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	June 22, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	June 22, 2007